Vessels, net - Consolidated condensed balance sheets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, plant and equipment
Balance beginning of period	$ 797,363
Depreciation	(15,988)	$ (15,816)
Balance end of period	781,375
Vessel Cost
Property, plant and equipment
Balance beginning of period	1,175,834
Balance end of period	1,175,834
Accumulated Depreciation
Property, plant and equipment
Balance beginning of period	(378,471)
Depreciation	(15,988)
Balance end of period	(394,459)
Net Book Value
Property, plant and equipment
Balance beginning of period	797,363
Depreciation	(15,988)
Balance end of period	$ 781,375